UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08560
                                                     ----------

                     Gabelli International Growth Fund, Inc.
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                     ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                               ------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

GABELLI INTERNATIONAL GROWTH FUND,INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------

             COMMON STOCKS -- 99.9%
             BROADCASTING -- 5.5%
    100,000  Mediaset SpA ....................  $ 1,438,886
     25,000  Modern Times Group, Cl. B+ ......      756,622
      4,500  Nippon Television Network Corp. .      703,348
                                                -----------
                                                  2,898,856
                                                -----------
             BUILDING AND CONSTRUCTION -- 7.7%
     20,000  Bouygues SA .....................      792,813
     65,750  CRH plc .........................    1,723,377
     50,000  Sekisui House Ltd. ..............      533,899
      6,000  Technip SA ......................    1,003,332
                                                -----------
                                                  4,053,421
                                                -----------
             BUSINESS SERVICES -- 1.5%
     19,000  Secom Co. Ltd. ..................      790,264
                                                -----------
             CONSUMER PRODUCTS -- 12.0%
     43,000  Altadis SA ......................    1,758,617
     17,000  Christian Dior SA ...............    1,239,581
     56,000  Compagnie Financiere Richemont AG,
              Cl. A ..........................    1,758,121
     45,000  Gallaher Group plc ..............      642,043
      7,000  Swatch Group AG, Cl. B ..........      962,167
                                                -----------
                                                  6,360,529
                                                -----------
             ELECTRONICS -- 3.8%
      3,500  Keyence Corp. ...................      810,780
      6,400  Rohm Co. Ltd. ...................      617,738
     10,000  Tokyo Electron Ltd. .............      569,803
                                                -----------
                                                  1,998,321
                                                -----------
             ENERGY AND UTILITIES -- 7.0%
     60,000  Eni SpA .........................    1,557,886
     17,000  Petroleo Brasileiro SA, ADR .....      751,060
      5,944  Total SA ........................    1,390,783
                                                -----------
                                                  3,699,729
                                                -----------
             ENTERTAINMENT -- 5.1%
    146,000  Publishing & Broadcasting Ltd. ..    1,735,316
     32,000  Vivendi Universal SA+ ...........      980,206
                                                -----------
                                                  2,715,522
                                                -----------
             FINANCIAL SERVICES -- 4.7%
     50,000  Irish Life & Permanent plc, London     887,961
     75,000  Kinnevik Investment AB, Cl. B ...      713,311
    180,000  Nikko Cordial Corp. .............      899,748
                                                -----------
                                                  2,501,020
                                                -----------
             FINANCIAL SERVICES: BANKS -- 5.6%
     80,006  Bank of Ireland .................    1,263,203
     60,000  Lloyds TSB Group plc ............      541,981
     14,000  UBS AG ..........................    1,182,225
                                                -----------
                                                  2,987,409
                                                -----------


                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------

             FINANCIAL SERVICES: INSURANCE -- 5.2%
      5,000  Allianz AG ......................  $   634,860
     60,000  Aviva plc .......................      719,995
    115,000  Compagnia Assicuratrice Unipol SpA     503,124
     38,452  RAS SpA .........................      904,689
                                                -----------
                                                  2,762,668
                                                -----------
             FOOD AND BEVERAGE -- 5.2%
     50,000  Ajinomoto Co. Inc. ..............      609,904
     20,000  Coca-Cola Hellenic Bottling Co. SA     502,962
     70,000  Diageo plc ......................      986,828
      4,500  Pernod-Ricard ...................      628,249
                                                -----------
                                                  2,727,943
                                                -----------
             HEALTH CARE -- 16.1%
      1,875  AstraZeneca plc, London .........       73,913
     14,126  AstraZeneca plc, Stockholm ......      558,375
     42,140  GlaxoSmithKline plc .............      965,962
     25,000  Novartis AG .....................    1,166,339
      9,000  Roche Holding AG ................      964,675
     18,872  Sanofi-Aventis ..................    1,591,361
     60,000  Smith & Nephew plc ..............      564,091
      3,000  Straumann Holding AG ............      649,638
      5,500  Synthes Inc. ....................      611,597
     16,000  Takeda Pharmaceutical Co. Ltd. ..      762,473
     12,000  William Demant Holding A/S+ .....      599,238
                                                -----------
                                                  8,507,662
                                                -----------
             HOTELS AND GAMING -- 4.2%
     34,000  Greek Organization of Football
              Prognostics SA .................      990,784
    220,000  Hilton Group plc ................    1,251,393
                                                -----------
                                                  2,242,177
                                                -----------
             METALS AND MINING -- 3.4%
     85,500  Harmony Gold Mining Co. Ltd. ....      680,266
     16,000  Harmony Gold Mining Co. Ltd., ADR      124,800
     23,000  Newmont Mining Corp. ............      971,750
                                                -----------
                                                  1,776,816
                                                -----------
             PUBLISHING -- 2.5%
     41,018  News Corp., Cl. B, CDI ..........      721,948
     50,000  Pearson plc .....................      609,445
                                                -----------
                                                  1,331,393
                                                -----------
             REAL ESTATE -- 0.8%
     50,000  Cheung Kong (Holdings) Ltd. .....      443,942
                                                -----------
             RETAIL -- 2.5%
     16,000  Ito-Yokado Co. Ltd. .............      638,627
     24,000  Matsumotokiyoshi Co. Ltd. .......      711,741
                                                -----------
                                                  1,350,368
                                                -----------

GABELLI INTERNATIONAL GROWTH FUND,INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        -------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS -- 3.5%
        160  KDDI Corp. ......................  $   792,316
    285,000  Telecom Italia SpA ..............    1,080,623
                                                -----------
                                                  1,872,939
                                                -----------
             WIRELESS COMMUNICATIONS -- 3.6%
     75,000  Telefonica Moviles SA ...........      888,609
    346,376  Vodafone Group plc ..............      919,663
      4,575  Vodafone Group plc, ADR .........      121,512
                                                -----------
                                                  1,929,784
                                                -----------
             TOTAL COMMON STOCKS .............   52,950,763
                                                -----------
     PRINCIPAL
      AMOUNT
     -------
             U.S. GOVERNMENT OBLIGATIONS -- 0.1%
    $32,000  U.S. Treasury Bill, 2.579%++,
              05/12/05 .......................       31,908
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $41,675,374) .............  $52,982,671
                                                -----------
                                                -----------
------------------
              For Federal tax purposes:
              Aggregate cost .................  $41,675,374
                                                -----------
                                                -----------
              Gross unrealized appreciation ..  $13,380,752
              Gross unrealized depreciation ..   (2,073,455)
                                                -----------
              Net unrealized appreciation
                (depreciation) ...............  $11,307,297
                                                -----------
                                                -----------
------------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CDI - Chess Depositary Interest.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                         % OF
                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
--------------------------              ------        -------
Europe ...............................    73.8%   $39,081,039
Japan ................................    15.9      8,440,642
Asia/Pacific .........................     5.5      2,901,206
North America ........................     1.9      1,003,658
South Africa .........................     1.5        805,066
Latin America ........................     1.4        751,060
                                         ------   -----------
                                         100.0%   $52,982,671
                                         ------   -----------
                                         ------   -----------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli International Growth Fund, Inc.
             ---------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.